Provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provisions
Provisions, beginning of period	£ (175)	£ (169)
Exchange adjustments	2	(3)
Charge for the period	(51)	(133)
Reversed unused	16	15
Utilised	103	109
Provisions, end of period	(109)	(175)
To be settled within one year	(69)	(118)
To be settled after one year	(40)	(57)
Restructuring programmes
Provisions
Provisions, beginning of period	(104)	(94)
Exchange adjustments	1	(2)
Charge for the period	(27)	(95)
Reversed unused	12	7
Utilised	71	76
Provisions, end of period	(49)	(104)
Other provisions
Provisions
Provisions, beginning of period	(71)	(75)
Exchange adjustments	1	(1)
Charge for the period	(24)	(38)
Reversed unused	4	8
Utilised	32	33
Provisions, end of period	£ (60)	£ (71)